Income Taxes - Schedule of Loss from Continuing Operations before Income Taxes Generated in Jurisdictions (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Taxes
Loss before continuing operations before income taxes	¥ (74,912,949)	¥ (141,261,615)	$ (20,290,962)	¥ (68,053,474)	¥ (88,099,360)
Cayman Islands and British Virgin Islands
Income Taxes
Loss before continuing operations before income taxes	(39,725,254)	(23,094,955)		(29,296,296)
PRC
Income Taxes
Loss before continuing operations before income taxes	(35,150,223)	(118,145,074)		(39,680,573)
HKSAR
Income Taxes
Loss before continuing operations before income taxes	¥ (37,472)	¥ (21,586)		¥ 923,395